Statement of Changes in Net Assets Available for Benefits - EBP 56-1814206 001	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Net appreciation in fair value of instruments	$ 2,328,799
Interest and dividends	837,875
Total investment income	3,166,674
Interest income on notes receivable from participants	15,252
Contributions:
Participants	1,154,484
Employer	703,040
Rollovers	300,567
Total contributions	2,158,091
Total additions	5,340,017
Deductions from net assets attributed to:
Benefits paid to participants	4,252,500
Administrative expenses	72,650
Total deductions	4,325,150
Net change	1,014,867
Net assets available for benefits:
Net assets available for benefits at beginning of year	31,120,129
Net assets available for benefits at end of year	$ 32,134,996